SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of annual rates of depreciation	Annual rates of depreciation are as follows:
%
Computers, electronic equipment and software	33
Vehicles	15
Office furniture and equipment	15